DEBT - Loan Facilities Additional Information (Details)	1 Months Ended							11 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($) vessel	May 31, 2018 USD ($) vessel	Mar. 31, 2017 vessel	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015	Jun. 30, 2014 USD ($) vessel tranch	Nov. 30, 2015	Dec. 31, 2018 USD ($) vessel tranch	Dec. 31, 2017 USD ($) vessel	Jan. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2015	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Number of vessels financed | vessel									7
Loan repayments		$ 58,300,000							$ 176,293,000	$ 163,770,000
Number of vessels acquired | vessel			16							16
Long term debt									1,349,042,000	$ 1,244,459,000								$ 1,058,418,000
Current portion of long-term debt									$ 471,764,000	$ 109,671,000
Number of vessels serving as security | vessel									67	59
Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel										14
Current portion of long-term debt									$ 76,100,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 120,000,000.0							120,000,000.0
Number of vessels financed | vessel		10
Variable interest rate		2.25%
Balloon payment		$ 65,100,000.0
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount		34,000,000.0							$ 33,900,000	$ 33,900,000.0
Number of vessels financed | vessel									2
Variable interest rate									2.75%
Balloon payment									$ 23,800,000
Periodic payments									600,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount		82,500,000.0							$ 82,500,000	82,500,000.0
Number of vessels financed | vessel									6
Variable interest rate									2.75%
Balloon payment									$ 34,500,000
Periodic payments									1,200,000
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Principal amount		$ 65,500,000.0
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount									102,700,000.0	102,700,000.0
Loan repayments										$ 6,400,000
Long term debt									$ 94,200,000
Number of tranches | tranch									5
Term loan facility, amount available, undrawn									$ 0
Term Loan Facility Of $102.7 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									2
Term Loan Facility Of $102.7 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									3
Term Loan Facility Of $102.7 Million [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Balloon payment													$ 54,200,000	$ 25,400,000
Term Loan Facility Of $102.7 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate										3.00%
Term Loan Facility Of $102.7 Million [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel										5
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 73,400,000.0	$ 73,400,000.0
Loan repayments									7,500,000
Long term debt									$ 60,200,000
Number of tranches | tranch									5
Term loan facility, amount available, undrawn									$ 0
Term Loan Facility of $73.4 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									1
Term Loan Facility of $73.4 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									4
Term Loan Facility of $73.4 Million [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Balloon payment											$ 19,400,000				$ 34,000,000
Term Loan Facility of $73.4 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate										2.75%
Term Loan Facility of $73.4 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate										3.25%
Term Loan Facility of $73.4 Million [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel										5
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 80,200,000.0	$ 80,200,000.0
Loan repayments									7,100,000
Long term debt									$ 67,700,000
Number of tranches | tranch									4
Term loan facility, amount available, undrawn									$ 0
Term Loan Facility of $80.2 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									2
Term Loan Facility of $80.2 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									1
Term Loan Facility of $80.2 Million [Member] | Newcastlemax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									1
Term Loan Facility of $80.2 Million [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Balloon payment												$ 21,700,000				$ 29,700,000	$ 9,900,000
Term Loan Facility of $80.2 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate										2.75%
Term Loan Facility of $80.2 Million [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate										3.35%
Term Loan Facility of $80.2 Million [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Number of vessels acquired | vessel										4
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 284,000,000.0
Number of vessels financed | vessel									19
Loan repayments				$ 22,600,000						$ 67,700,000
Variable interest rate									2.00%
Balloon payment									$ 158,600,000
Long term debt									168,300,000	190,900,000
Current portion of long-term debt									168,300,000
Term loan facility, amount available, undrawn									0
Periodic payments									3,200,000
Loan drawdowns									$ 0	$ 0
Term Loan Facility of $284 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									2	2
Term Loan Facility of $284 Million [Member] | Panamax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									11	12
Term Loan Facility of $284 Million [Member] | Supramax Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									2	2
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount							$ 420,000,000		$ 420,000,000.0
Number of vessels financed | vessel							14		14	14
Loan repayments									$ 20,600,000	$ 36,100,000
Variable interest rate							2.50%
Long term debt									331,800,000	352,400,000
Term loan facility, amount available, undrawn									0
Periodic payments					$ 5,200,000
Loan drawdowns									0	0
Number of Tranches, Value 1 | tranch							14
Debt Instrument, Value Per Tranche, Value 1							$ 30,000,000
Payment terms							20 years
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 425,000,000.0											$ 425,000,000.0
Number of vessels financed | vessel									14
Loan repayments									$ 23,700,000	20,900,000
Variable interest rate						2.20%		2.00%
Long term debt									347,200,000	220,900,000
Term loan facility, amount available, undrawn									0
Loan drawdowns									$ 150,000,000	$ 75,000,000
Number of Tranches, Value 1 | tranch									12
Debt Instrument, Value Per Tranche, Value 1									$ 30,000,000
Number of Tranches, Value 2 | tranch									2
Debt Instrument, Value Per Tranche, Value 2									$ 32,500,000
Minimum value covenant																		70.00%	55.00%
Quarterly repayment to principal borrowed ratio						1.5625%		1.25%
Number of vessels delivered | vessel									5	3
Term Loan Facility of $425 Million [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel									14	9
Subsequent Event [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Number of vessels financed | vessel	11
Variable interest rate	2.50%
Debt refinance extension term	3 years
Scrubber installation finance cost	$ 3,000,000
Scrubber installation repayment period	3 years